Trade and other payables, deposits received and accrued expenses - Additional Information (Details)	Dec. 31, 2025
Minimum
Trade and other payables, deposits received and accrued expenses
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	30 days
Maximum
Trade and other payables, deposits received and accrued expenses
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days